Shareholder Report, Holdings (Details)	May 31, 2026
C000239891 | Global X India Active ETF9350414
Holdings [Line Items]
Percent of Total Investments	16.60%
C000239891 | Taiwan Semiconductor Manufacturing9350516
Holdings [Line Items]
Percent of Total Investments	9.70%
C000239891 | Samsung Electronics9350466
Holdings [Line Items]
Percent of Total Investments	6.90%
C000239891 | Taiwan Semiconductor Manufacturing9350520
Holdings [Line Items]
Percent of Total Investments	6.50%
C000239891 | SK hynix9350474
Holdings [Line Items]
Percent of Total Investments	5.70%
C000239891 | Global X Brazil Active ETF9350409
Holdings [Line Items]
Percent of Total Investments	5.60%
C000239891 | MediaTek9350510
Holdings [Line Items]
Percent of Total Investments	5.50%
C000239891 | Hon Hai Precision Industry9350508
Holdings [Line Items]
Percent of Total Investments	3.20%
C000239891 | Delta Electronics9350502
Holdings [Line Items]
Percent of Total Investments	3.20%
C000239891 | Shinhan Financial Group9350471
Holdings [Line Items]
Percent of Total Investments	2.70%
C000239891 | Exchange-Traded Fund_Country
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000239891 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239891 | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239891 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239891 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239891 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239891 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000239891 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000239891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000239894 | Samsung Electronics9350532
Holdings [Line Items]
Percent of Total Investments	10.70%
C000239894 | Taiwan Semiconductor Manufacturing9350652
Holdings [Line Items]
Percent of Total Investments	6.20%
C000239894 | Taiwan Semiconductor Manufacturing9350669
Holdings [Line Items]
Percent of Total Investments	6.10%
C000239894 | SK hynix9350610
Holdings [Line Items]
Percent of Total Investments	5.60%
C000239894 | MediaTek9350645
Holdings [Line Items]
Percent of Total Investments	5.40%
C000239894 | Tencent Holdings9350560
Holdings [Line Items]
Percent of Total Investments	3.40%
C000239894 | Delta Electronics9350638
Holdings [Line Items]
Percent of Total Investments	3.20%
C000239894 | Alibaba Group Holding9350537
Holdings [Line Items]
Percent of Total Investments	3.00%
C000239894 | Xiaomi9350566
Holdings [Line Items]
Percent of Total Investments	2.40%
C000239894 | ICICI Bank9350658
Holdings [Line Items]
Percent of Total Investments	2.00%
C000239894 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239894 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239894 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000239894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239894 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239894 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000239894 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000239894 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239894 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000239894 | India
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000239894 | China
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000219481 | U.S. Treasury Notes9349157
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219481 | Eskom Holdings9349495
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219481 | Brazilian Government International Bond9349577
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219481 | Argentine Republic Government International Bond9349546
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219481 | Corp Nacional del Cobre de Chile9349615
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219481 | Mexico Government International Bond9349223
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219481 | Argentine Republic Government International Bond9349552
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219481 | Egypt Government International Bond9349715
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Saudi Government International Bond9349428
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Brazilian Government International Bond9349586
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Exchange-Traded Fund_Country
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219481 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219481 | Chile
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219481 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219481 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219481 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219481 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219481 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219481 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243178 | Petroleo Brasileiro - Petrobras9350857
Holdings [Line Items]
Percent of Total Investments	15.60%
C000243178 | Itau Unibanco Holding9350854
Holdings [Line Items]
Percent of Total Investments	10.60%
C000243178 | NU Holdings9350874
Holdings [Line Items]
Percent of Total Investments	9.30%
C000243178 | Vale9350864
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243178 | Banco Bradesco9350840
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243178 | Banco BTG Pactual9350797
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243178 | Itausa9350881
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243178 | Axia Energia9350836
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243178 | B3 - Brasil Bolsa Balcao9350794
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243178 | Cia Paranaense de Energia - Copel9350848
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243178 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243178 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000243178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000243178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000243177 | HDFC Bank9350740
Holdings [Line Items]
Percent of Total Investments	7.70%
C000243177 | ICICI Bank9350785
Holdings [Line Items]
Percent of Total Investments	7.50%
C000243177 | Reliance Industries9350701
Holdings [Line Items]
Percent of Total Investments	7.30%
C000243177 | Axis Bank9350712
Holdings [Line Items]
Percent of Total Investments	5.70%
C000243177 | Bharti Airtel9350719
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243177 | Larsen & Toubro9350749
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243177 | Apollo Hospitals Enterprise9350707
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243177 | UltraTech Cement9350779
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243177 | Infosys9350788
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243177 | NTPC9350756
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000243177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000243177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000243177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000243177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000260992 | U.S. Treasury Notes9351523
Holdings [Line Items]
Percent of Total Investments	3.40%
C000260992 | Vanguard Short-Term Corporate Bond ETF9351540
Holdings [Line Items]
Percent of Total Investments	3.40%
C000260992 | State Street SPDR Portfolio Short Term Corporate Bond ETF9351529
Holdings [Line Items]
Percent of Total Investments	2.60%
C000260992 | Goldman Sachs Group9351388
Holdings [Line Items]
Percent of Total Investments	2.50%
C000260992 | Morgan Stanley9351443
Holdings [Line Items]
Percent of Total Investments	2.30%
C000260992 | U.S. Treasury Notes9351519
Holdings [Line Items]
Percent of Total Investments	2.30%
C000260992 | PNC Financial Services Group9351551
Holdings [Line Items]
Percent of Total Investments	2.00%
C000260992 | Gilead Sciences9351377
Holdings [Line Items]
Percent of Total Investments	1.90%
C000260992 | Global Payments9351380
Holdings [Line Items]
Percent of Total Investments	1.90%
C000260992 | Regal Rexnord9351555
Holdings [Line Items]
Percent of Total Investments	1.80%
C000260992 | Exchange-Traded Fund_Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000260992 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000260992 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000260992 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000260992 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000260992 | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000260992 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000260992 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260992 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.50%